Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total	Preferred Shares	Common Shares	Treasury Shares	Add'l Paid in Capital (Deficit)	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance, shares (in shares) at Dec. 31, 2023			29,200,000	101,158,891	0
Beginning balance at Dec. 31, 2023		$ 2,936,998	$ 730,000	$ 1,012	$ 0	$ (308,114)	$ 2,428,531	$ 85,569
Net income (loss)		125,543					125,543
Other comprehensive income (loss)		23,518						23,518
Contributed capital from Parent for executive compensation		820				820
Distributions to Parent	[1]	(913)					(913)
Dividend to Parent		(200,000)					(200,000)
Preferred shares dividend declared		(13,028)					(13,028)
Ending balance, shares (in shares) at Mar. 31, 2024			29,200,000	101,158,891	0
Ending balance at Mar. 31, 2024		2,872,938	$ 730,000	$ 1,012	$ 0	(307,294)	2,340,133	109,087
Net income (loss)		77,436					77,436
Other comprehensive income (loss)		570						570
Contributed capital from Parent for executive compensation		820				820
Distributions to Parent	[1]	(3,992)					(3,992)
Preferred shares dividend declared		(13,028)					(13,028)
Ending balance, shares (in shares) at Jun. 30, 2024			29,200,000	101,158,891	0
Ending balance at Jun. 30, 2024		2,934,744	$ 730,000	$ 1,012	$ 0	(306,474)	2,400,549	109,657
Beginning balance, shares (in shares) at Dec. 31, 2024			29,200,000	101,158,891	0
Beginning balance at Dec. 31, 2024		2,809,153	$ 730,000	$ 1,012	$ 0	(304,274)	2,289,072	93,343
Preferred shares issued (in shares)			6,000,000
Preferred shares issued		144,560	$ 150,000			(5,440)
Net income (loss)		144,773					144,773
Other comprehensive income (loss)		(23,846)						(23,846)
Contributed capital from Parent for executive compensation		960				960
Adjustment related to Treasury shares		0				1,203,220	(1,203,220)
Distributions to Parent		(516,306)				(5,668)	(510,638)
Dividend to Parent		(150,000)					(150,000)
Preferred shares dividend declared		(14,267)					(14,267)
Ending balance, shares (in shares) at Mar. 31, 2025			35,200,000	101,158,891	0
Ending balance at Mar. 31, 2025		2,395,027	$ 880,000	$ 1,012	$ 0	888,798	555,720	69,497
Preferred shares issued		(296)				(296)
Net income (loss)		125,724					125,724
Other comprehensive income (loss)		(16,141)						(16,141)
Contributed capital from Parent for executive compensation		960				960
Distributions to Parent	[1]	(4,644)					(4,644)
Preferred shares dividend declared		(15,888)					(15,888)
Ending balance, shares (in shares) at Jun. 30, 2025			35,200,000	101,158,891	0
Ending balance at Jun. 30, 2025		$ 2,484,742	$ 880,000	$ 1,012	$ 0	$ 889,462	$ 660,912	$ 53,356

[1]	(1) Represents expenses paid on behalf of Parent